UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end:  7/31

Date of reporting period: 4/30/06

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND  April 30, 2006

Investments	Shares	Value (000)
COMMON STOCKS 94.51%

Air Transportation 0.32%
Republic Airways Holdings Inc.*	323,901	$5,506

Auto Components 0.89%
Wabash National Corp.	862,450	15,610

Banks: Outside New York City 1.90%
Hanmi Financial Corp.	241,718	4,709
Investors Financial Services Corp.	369,900	17,703
PrivateBancorp, Inc.	241,300	10,678
Total		33,090

Biotechnology Research & Production 2.02%
Digene Corp.*	577,329	23,849
Kensey Nash Corp.*	374,104	11,287
Total		35,136

Building: Materials 0.40%
NCI Building Systems, Inc.*	106,800	6,941

Building: Roofing & Wallboard 1.61%
Beacon Roofing Supply, Inc.*	759,414	28,098

Coal 3.15%
Arch Coal, Inc.	220,700	20,964
Massey Energy Co.	878,800	33,966
Total		54,930

Communications & Media 1.52%
Entravision Communications Corp.*(b)	3,159,300	26,475

Communications Technology 4.02%
Avocent Corp.*	421,700	11,361
Comtech Telecommunications Corp.*	598,359	17,023
Foundry Networks, Inc.*	1,501,500	21,336
WebEx Communication, Inc.*	574,137	20,296
Total		70,016

Computer Services, Software & Systems 4.61%
CACI Int’l. Inc. Class A*	242,900	15,191
Epicor Software Corp.*	1,325,513	16,078
Kanbay Int’l., Inc.*	784,120	12,154
Websense, Inc.*	1,485,100	36,920
Total		80,343

Computer Technology 2.46%
RadiSys Corp.*	633,300	13,401
Stratasys, Inc.*(b)	902,624	29,561
Total		42,962

Consumer Electronics 1.00%
Universal Electronics Inc.*(b)	1,004,369	17,396

Consumer Products 1.36%
USANA Health Sciences, Inc.*	647,299	23,685

Diversified Financial Services 2.92%
Jones Lang LaSalle, Inc.	170,100	14,418
USI Holdings Corp.*	2,401,839	36,508
Total		50,926

Diversified Manufacturing 2.15%
Hexcel Corp.*	1,697,600	37,500

Drugs & Pharmaceuticals 1.13%
Par Pharmaceutical Cos., Inc.*	765,235	19,705

Education Services 2.02%
Education Management Corp.*	168,320	7,147
Strayer Education, Inc.	269,196	27,994
Total		35,141

Electrical Equipment & Components 1.53%
Genlyte Group, Inc. (The)*	387,815	26,724

Electronics 1.21%
Avid Technology, Inc.*	545,918	21,045

Electronics: Instruments, Gauges & Meters 2.04%
Measurement Specialties, Inc.*(b)	1,354,945	35,567

Electronics: Medical Systems 0.73%
TriPath Imaging, Inc.*	1,707,313	12,719

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Foods 1.81%
J & J Snack Foods Corp.(b)	921,538	$31,563

Health & Personal Care 2.11%
Amedisys, Inc.*(b)	1,108,184	36,747

Healthcare Facilities 5.69%
ICON plc ADR*	683,116	37,236
LCA-Vision Inc.	898,856	50,480
United Surgical Partners Int’l., Inc.*	345,440	11,403
Total		99,119

Homebuilding 3.95%
Centex Corp.	385,800	21,451
Ryland Group, Inc. (The)	749,600	47,307
Total		68,758

Household Furnishings 4.21%
Select Comfort Corp.*(b)	1,834,359	73,301

Identification Control & Filter
Devices 0.97%
X-Rite, Inc.(b)	1,296,360	16,956

Insurance: Multi-Line 2.74%
Hilb, Rogal & Hobbs Co.	1,167,500	47,727

Insurance: Property-Casualty 6.14%
First Acceptance Corp.*	434,300	5,255
HCC Insurance Holdings, Inc.	1,686,450	56,479
Ohio Casualty Corp.	1,527,142	45,280
Total		107,014

Machinery: Industrial/Specialty 2.10%
Actuant Corp. Class A	572,600	36,618

Machinery: Oil Well Equipment & Services 2.48%
Pride Int’l., Inc.*	1,237,500	43,176

Machinery: Specialty 0.80%
Graco Inc	299,700	14,011

Medical & Dental Instruments & Supplies 2.93%
Kyphon Inc.*	796,641	33,101
Symmetry Medical Inc.*	899,500	17,900
Total		51,001

Medical Services 1.38%
Option Care, Inc.(b)	1,679,466	24,033

Metal Fabricating 1.76%
Commercial Metals Co.	562,600	30,605

Metals & Minerals: Miscellaneous 2.18%
Cleveland-Cliffs Iron Co. (The)	443,600	37,968

Oil & Gas Exploration & Production 0.16%
Warrior Energy Services Corp*	93,400	2,802

Oil: Crude Producers 2.85%
EXCO Resources, Inc.*	1,666,300	21,379
Unit Corp.*	490,700	28,338
Total		49,717

Retail 3.20%
Insight Enterprises, Inc.*	1,062,539	21,006
Rush Enterprises, Inc. Class A*	736,971	14,054
Tuesday Morning Corp.	1,096,333	20,776
Total		55,836

Savings & Loan 0.93%
Brookline Bancorp, Inc.	1,095,418	16,212

Services: Commercial 2.39%
Chemed Corp.	255,900	13,944
Copart, Inc.*	253,258	6,800
Harris Interactive Inc.*	2,834,511	13,691
SM&A*(b)	1,031,254	6,662
TeleTech Holdings, Inc.*	41,149	528
Total		41,625

Shipping 0.04%
Excel Maritime Carriers Ltd.*(a)	76,180	645

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Steel 1.73%
Carpenter Technology Corp.	124,700	$14,833
Gibraltar Industries, Inc.	550,102	15,287
Total		30,120

Telecommunications Equipment 0.71%
SpectraLink Corp.(b)	1,032,660	12,320

Textiles Apparel Manufacturers 0.89%
Warnaco Group, Inc. (The)*	694,570	15,475

Transportation: Miscellaneous 0.33%
Vitran Corp. Inc.*(a)	290,202	5,845

Truckers 1.04%
J.B. Hunt Transport Services, Inc.	758,778	18,082

Total Common Stocks (cost $1,441,307,467)		1,646,791

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.87%

Repurchase Agreement 5.87%
Repurchase Agreement dated 4/28/2006, 4.13% due 5/1/2006 with State Street Bank & Trust Co. collateralized by $ 55,060,000 of Federal Home Loan Bank at 4.625% due 7/18/2007 and $50,000,000 of Federal Home Loan Mortgage Corp. at 4.125% due 11/18/2009; value: $104,335,300; proceeds: $102,323,605 (cost $102,288,401)	$102,288	102,288

Total Investments in Securities 100.38% (cost $1,543,595,868)		1,749,079
Liabilities in Excess of Cash and Other Assets (0.38%)		(6,696)
Net Assets 100.00%		$1,742,383

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2006, the Fund’s aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,544,008,259
Gross unrealized gain	241,272,528
Gross unrealized loss	(36,201,736)
Net unrealized security gain	$205,070,792

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2006:

Affiliated Issuer	Balance of Shares Held at 7/31/2005	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2006	Value at 4/30/2006	Realized Gain (Loss) 8/1/2005 to 4/30/2006	Dividend Income 8/1/2005 to 4/30/2006
Amedisys, Inc.	222,398	885,786	—	1,108,184	$36,747,381	$—	$—
Entravision Communications Corp.	1,565,300	1,675,700	(81,700)	3,159,300	26,474,934	(217,561)	—
J & J Snack Foods Corp. (a)	274,766	646,772	—	921,538	31,562,677	—	163,172
LCA-Vision Inc.(b)	326,394	787,062	(214,600)	898,856	50,479,753	5,914,938	227,658
Measurement Specialties, Inc.	721,400	633,545	—	1,354,945	35,567,306	—	—
Option Care, Inc.	861,987	817,479	—	1,679,466	24,033,158	—	75,626
Select Comfort Corp.	1,453,445	634,814	(253,900)	1,834,359	73,300,986	2,617,213	—
SM&A	1,539,691	—	(508,437)	1,031,254	6,661,901	(1,895,682)	—
SpectraLink Corp.	401,360	631,300	—	1,032,660	12,319,634	—	95,152
Stratasys, Inc.	461,009	441,615	—	902,624	29,560,936	—	—
Universal Electronics Inc.	568,905	435,464	—	1,004,369	17,395,671	—	—
X-Rite, Inc.	684,832	611,528	—	1,296,360	16,956,389	—	75,916
Total					$361,060,726	$6,418,908	$637,524

(a)  396,519 shares acquired in a 2-for-1 stock split; ex-date January 6, 2006.

(b)  No longer an affiliated issuer at April 30, 2006.

5. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2006